Abbey Capital Futures Strategy Fund
Consolidated Schedule of Investments
as of May 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 73.7%
U.S. Treasury Bills - 73.7%	Par
5.26%, 06/06/2024(a)	10,820,000	$10,815,284
5.21%, 06/13/2024(a)	43,081,000	43,018,060
5.18%, 06/20/2024(a)	2,577,000	2,570,593
5.15%, 06/27/2024(a)	13,131,000	13,085,002
5.15%, 07/05/2024(a)	3,122,000	3,107,403
5.11%, 07/11/2024(a)	11,909,000	11,842,800
5.10%, 07/18/2024(a)	81,965,000	81,427,617
5.09%, 07/25/2024(a)	15,252,000	15,135,926
5.14%, 08/01/2024(a)	9,561,000	9,478,618
5.17%, 08/08/2024(a)	77,341,000	76,596,770
5.21%, 08/15/2024(a)	163,452,000	161,715,398
5.22%, 08/22/2024(a)	198,717,000	196,402,682
5.20%, 08/29/2024(a)	135,707,000	133,986,857
5.21%, 09/05/2024(a)	13,618,000	13,432,565
5.25%, 09/12/2024(a)	79,729,000	78,563,606
5.21%, 09/19/2024(a)	126,542,000	124,556,777
5.22%, 09/26/2024(a)	132,304,000	130,097,831
5.21%, 10/03/2024(a)	118,618,000	116,531,707
5.25%, 10/10/2024(a)	182,098,000	178,698,926
5.27%, 10/17/2024(a)	280,468,000	274,952,535
5.27%, 10/24/2024(a)	70,396,000	68,944,378
5.26%, 10/31/2024(a)	92,088,000	90,098,708
5.26%, 11/07/2024(a)	57,840,000	56,538,281
5.26%, 11/14/2024(a)	41,742,000	40,759,295
5.28%, 11/21/2024(a)	148,437,000	144,802,569
5.26%, 11/29/2024(a)	23,140,000	22,547,264
TOTAL SHORT-TERM INVESTMENTS (Cost $2,099,748,770)		2,099,707,452

TOTAL INVESTMENTS - 73.7% (Cost $2,099,748,770)		$2,099,707,452
Money Market Deposit Account - 5.9%(b)		169,490,696
Other Assets in Excess of Liabilities - 20.4%		579,897,983
TOTAL NET ASSETS - 100.0%		$2,849,096,131

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of May 31, 2024.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Abbey Capital Futures Strategy Fund
Consolidated Schedule of Futures Contracts
as of May 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	510	03/17/2025	$133,847,193	$(205,616)
3 Month Swiss Average Overnight Rate	2	12/17/2024	546,961	(554)
3 Month Swiss Average Overnight Rate	32	03/18/2025	8,755,361	(13,243)
3-Month Secured Overnight Financing Rate	332	03/18/2025	78,874,900	(301,863)
Arabica Coffee	204	07/19/2024	17,009,775	627,268
Arabica Coffee	300	09/18/2024	24,890,625	990,160
Arabica Coffee	80	12/18/2024	6,594,000	124,275
ASX SPI 200 Index	717	06/20/2024	92,059,772	(573,431)
AUD/USD Cross Currency Rate	269	06/17/2024	17,879,085	(31,970)
Austrailian Government 3 Year Bonds	21	06/17/2024	1,473,478	2,421
Australian 90 Day Bank Bills	524	09/12/2024	344,892,667	102,029
Australian 90 Day Bank Bills	210	12/12/2024	138,220,343	(117,891)
BIST 30 Index	652	06/28/2024	2,383,445	37,653
Brazilian Real/US Dollar Cross Currency Rate	4	06/28/2024	76,000	(690)
Brent Crude Oil	1	06/28/2024	81,110	(2,360)
Brent Crude Oil	169	06/28/2024	13,707,590	(226,559)
Brent Crude Oil	53	07/31/2024	4,286,110	(154,540)
Brent Crude Oil	30	08/30/2024	2,415,900	(37,170)
British Pound/US Dollar Cross Currency Rate	1,206	06/17/2024	95,967,450	(84,293)
CAC40 10 Euro Index	784	06/21/2024	68,003,038	(1,602,936)
Canadian Canola Oil	4	07/12/2024	38,798	68
Canadian Dollar/US Dollar Cross Currency Rate	368	06/18/2024	27,007,520	16,844
Class III Milk	2	07/02/2024	77,520	(3,300)
Class III Milk	20	07/30/2024	811,600	16,360
Consumer Discretionary Select Sector Index	2	06/21/2024	355,960	(2,220)
Copper	466	07/29/2024	53,613,300	784,979
Copper	105	09/26/2024	12,102,562	(119,663)
Cotton No.2	91	07/09/2024	3,464,825	(37,125)
Crude Oil	294	06/20/2024	22,635,060	(405,631)
Crude Oil	33	07/22/2024	2,532,090	(76,780)
Crude Oil	118	08/20/2024	9,015,200	(1,280)
Crude Oil	9	09/20/2024	683,910	(4,840)
Crude Palm Oil	3	07/15/2024	64,946	1,386
Crude Palm Oil	77	08/15/2024	1,666,943	47,052
Crude Palm Oil	21	09/13/2024	453,840	14,978
Crude Palm Oil	6	10/15/2024	129,382	1,450
DAX Index	4	06/21/2024	402,140	(420)
Dollar Index	446	06/17/2024	46,663,642	24,718
Dow Jones Industrial Average Index	400	06/21/2024	77,582,000	(1,600,800)
Dow Jones U.S. Micro-Cap Total Stock Index	3	06/21/2024	58,186	(601)
E-mini Consumer Staples Select Sector	7	06/21/2024	545,860	(40)
E-mini Energy Select Sector	3	06/21/2024	292,920	(4,080)
E-mini Materials Sector	6	06/21/2024	583,560	8,080
Emini S&P 500 ESG Index	22	06/21/2024	5,185,620	123,625
Euro STOXX 50 Dividend Index	18	12/19/2025	320,306	6,044
EURO STOXX 50 Index	6	06/21/2024	292,376	2,604
Euro STOXX 50 Quanto Index	1,812	06/21/2024	97,990,582	(4,622)
Euro STOXX Banks Index	723	06/21/2024	5,760,104	767,409
Euro/Japanese Yen Cross Currency Rate	264	06/17/2024	35,722,634	1,761,732
Euro/US Dollar Cross Currency Rate	429	06/17/2024	58,183,125	(109,916)
Euro-BTP Italian Government Bonds	284	06/06/2024	35,936,807	(536,143)
Euro-BTP Italian Government Bonds	77	09/06/2024	9,710,011	8,865
Euro-Bund	1,295	06/06/2024	181,740,088	(1,937,935)
Euro-Schatz	36	06/06/2024	4,100,106	(8,724)
Eurpoean Rapeseed	114	07/31/2024	3,015,071	100,530
Eurpoean Rapeseed	29	10/31/2024	779,578	30,761
Feeder Cattle	22	08/29/2024	2,820,400	(54,350)
Feeder Cattle	3	09/26/2024	387,187	(6,150)
Financial Select Sector Index	2	06/21/2024	256,900	3,838
Frozen Concentrated Orange Juice	26	07/11/2024	1,705,080	224,850
FTSE 100 Index	2,487	06/21/2024	262,586,738	4,477,902
FTSE Bursa Malaysia KLCI Index	61	06/28/2024	1,038,698	(3,686)
FTSE China A50 Index	2,105	06/27/2024	26,022,010	(421,974)
FTSE MIB Index	24	06/21/2024	900,319	28,311
FTSE/JSE Top 40 Index	426	06/20/2024	16,047,172	(504,254)
FTSE/MIB Index	167	06/21/2024	31,323,599	910,473
German Stock Index	353	06/21/2024	177,444,147	844,700
Gold	601	08/28/2024	140,982,580	(2,628,582)
Gold	26	12/27/2024	6,218,420	(93,160)
Hang Seng China Enterprises Index	393	06/27/2024	15,970,462	(718,115)
Hang Seng China Enterprises Index	30	06/27/2024	243,824	(9,322)
Hang Seng Index	500	06/27/2024	57,570,585	(2,199,585)
Hang Seng Index	76	06/27/2024	1,750,146	(55,099)
Hang Seng TECH Index	92	06/27/2024	2,175,771	(91,575)
Hard Red Winter Wheat	107	07/12/2024	3,791,812	81,875
Hard Red Winter Wheat	59	09/13/2024	2,133,587	46,538
Hard Red Winter Wheat	10	12/13/2024	370,875	(2,013)
IBEX 35 Composite Index	10	06/21/2024	122,859	(416)
IBEX 35 Index	51	06/21/2024	6,265,792	8,283
ICE 3 Month SONIA Rate	283	03/18/2025	85,784,758	(276,973)
ICE 3 Month SONIA Rate	183	06/17/2025	55,568,312	(46,765)
ICE European Climate Exchange Emissions	13	12/16/2024	1,045,225	(15,679)
ICE European Climate Exchange Emissions	9	12/15/2025	754,183	(13,737)
ICE RTD QRTY COAL Oct24	2	10/25/2024	753,000	(12,000)
Indian Rupee/US Dollar Cross Currency Rate	2	06/26/2024	47,904	(46)
Industrial Select Sector Index	7	06/21/2024	872,480	2,630
JPNK400 Index	6	06/13/2024	96,353	3,399
Lean Hogs	70	08/14/2024	2,702,000	(91,860)
Lean Hogs	3	10/14/2024	99,480	(20)
Live Cattle	229	08/30/2024	16,346,020	(195,330)
Live Cattle	90	10/31/2024	6,508,800	(109,040)
Live Cattle	39	12/31/2024	2,880,540	(43,290)
Live Cattle	16	02/28/2025	1,200,480	(19,720)
LME Aluminum Forward	1	06/03/2024	65,203	9,366
LME Aluminum Forward	2	06/04/2024	130,357	19,207
LME Aluminum Forward	2	06/04/2024	130,457	18,895
LME Aluminum Forward	6	06/14/2024	393,054	50,429
LME Aluminum Forward	192	06/17/2024	12,581,472	778,184
LME Aluminum Forward	2	06/21/2024	131,326	15,439
LME Aluminum Forward	1	06/24/2024	65,692	6,256
LME Aluminum Forward	9	06/25/2024	591,498	21,333
LME Aluminum Forward	7	06/26/2024	460,260	8,811
LME Aluminum Forward	9	06/28/2024	592,663	22,253
LME Aluminum Forward	5	07/01/2024	329,382	31,808
LME Aluminum Forward	3	07/03/2024	197,779	15,030
LME Aluminum Forward	8	07/04/2024	528,012	19,887
LME Aluminum Forward	11	07/05/2024	726,291	50,167
LME Aluminum Forward	11	07/08/2024	726,245	43,332
LME Aluminum Forward	10	07/09/2024	660,182	43,958
LME Aluminum Forward	9	07/10/2024	594,126	27,046
LME Aluminum Forward	2	07/12/2024	132,115	2,491
LME Aluminum Forward	145	07/15/2024	9,579,280	202,000
LME Aluminum Forward	13	07/17/2024	858,182	(6,981)
LME Aluminum Forward	11	07/18/2024	726,154	(7,409)
LME Aluminum Forward	8	07/19/2024	528,112	12,803
LME Aluminum Forward	14	07/22/2024	924,455	14,993
LME Aluminum Forward	14	07/23/2024	924,710	19,248
LME Aluminum Forward	1	07/25/2024	66,124	1,849
LME Aluminum Forward	3	07/31/2024	198,485	(3,216)
LME Aluminum Forward	14	08/05/2024	926,264	(39,375)
LME Aluminum Forward	15	08/06/2024	992,520	(42,188)
LME Aluminum Forward	33	08/07/2024	2,183,750	(82,460)
LME Aluminum Forward	16	08/09/2024	1,059,788	(34,535)
LME Aluminum Forward	143	08/19/2024	9,468,280	340,162
LME Aluminum Forward	2	08/20/2024	132,348	(5,789)
LME Aluminum Forward	1	08/21/2024	66,180	6
LME Aluminum Forward	4	08/23/2024	265,122	(2,363)
LME Aluminum Forward	3	08/27/2024	198,894	(8,669)
LME Aluminum Forward	1	08/28/2024	66,312	(1,650)
LME Copper Forward	1	06/05/2024	248,022	31,897
LME Copper Forward	1	06/07/2024	248,242	26,850
LME Copper Forward	6	06/11/2024	1,490,239	156,477
LME Copper Forward	1	06/14/2024	248,616	21,191
LME Copper Forward	61	06/17/2024	15,166,704	1,342,380
LME Copper Forward	2	06/18/2024	497,269	51,432
LME Copper Forward	10	06/19/2024	2,486,595	253,445
LME Copper Forward	3	06/21/2024	746,578	80,979
LME Copper Forward	2	06/24/2024	497,819	54,982
LME Copper Forward	1	06/25/2024	248,959	27,322
LME Copper Forward	14	06/28/2024	3,488,933	383,588
LME Copper Forward	3	07/03/2024	747,979	31,919
LME Copper Forward	1	07/04/2024	249,439	13,839
LME Copper Forward	3	07/05/2024	748,429	37,791
LME Copper Forward	3	07/08/2024	748,541	37,079
LME Copper Forward	1	07/09/2024	249,551	15,089
LME Copper Forward	1	07/11/2024	249,701	11,751
LME Copper Forward	48	07/15/2024	11,986,056	528,705
LME Copper Forward	1	07/16/2024	249,690	7,702
LME Copper Forward	2	07/18/2024	499,568	4,856
LME Copper Forward	2	07/22/2024	499,721	9,784
LME Copper Forward	2	07/23/2024	499,797	505
LME Copper Forward	2	07/24/2024	499,873	1,536
LME Copper Forward	9	07/25/2024	2,250,459	8,053
LME Copper Forward	2	07/26/2024	500,178	628
LME Copper Forward	1	07/30/2024	250,165	2,265
LME Copper Forward	3	07/31/2024	750,610	(35,442)
LME Copper Forward	2	08/05/2024	500,787	(23,622)
LME Copper Forward	3	08/06/2024	751,296	(35,431)
LME Copper Forward	4	08/07/2024	1,001,880	(47,204)
LME Copper Forward	5	08/09/2024	1,253,014	(58,736)
LME Copper Forward	2	08/12/2024	501,272	(23,468)
LME Copper Forward	3	08/16/2024	752,418	(46,194)
LME Copper Forward	45	08/19/2024	11,286,832	(231,763)
LME Copper Forward	3	08/20/2024	752,305	(34,891)
LME Copper Forward	1	08/21/2024	250,768	(11,618)
LME Copper Forward	15	08/23/2024	3,763,875	(110,100)
LME Lead Forward	3	06/05/2024	166,378	7,166
LME Lead Forward	5	06/12/2024	277,991	10,854
LME Lead Forward	3	06/14/2024	167,033	8,783
LME Lead Forward	44	06/17/2024	2,450,679	78,685
LME Lead Forward	1	06/18/2024	55,710	5,304
LME Lead Forward	7	06/19/2024	390,093	14,353
LME Lead Forward	4	06/21/2024	223,196	6,107
LME Lead Forward	4	06/24/2024	223,268	13,857
LME Lead Forward	4	06/26/2024	223,420	15,183
LME Lead Forward	21	06/28/2024	1,174,661	32,608
LME Lead Forward	1	07/01/2024	55,957	3,857
LME Lead Forward	7	07/03/2024	391,981	20,881
LME Lead Forward	3	07/04/2024	168,183	7,371
LME Lead Forward	8	07/05/2024	448,658	17,133
LME Lead Forward	11	07/08/2024	617,139	19,676
LME Lead Forward	3	07/09/2024	168,361	5,761
LME Lead Forward	6	07/10/2024	336,821	10,958
LME Lead Forward	6	07/11/2024	337,121	10,646
LME Lead Forward	11	07/12/2024	618,239	18,576
LME Lead Forward	59	07/15/2024	3,316,390	68,628
LME Lead Forward	3	07/16/2024	168,660	5,285
LME Lead Forward	3	07/17/2024	168,690	3,365
LME Lead Forward	3	07/25/2024	169,226	3,588
LME Lead Forward	3	08/14/2024	170,002	(5,498)
LME Lead Forward	1	08/16/2024	56,717	(1,764)
LME Lead Forward	62	08/19/2024	3,517,245	(2,031)
LME Lead Forward	30	08/23/2024	1,703,723	(22,178)
LME Lead Forward	5	08/30/2024	284,125	(4,050)
LME Nickel Forward	1	06/07/2024	116,927	13,028
LME Nickel Forward	1	06/10/2024	116,955	6,735
LME Nickel Forward	1	06/11/2024	116,983	6,463
LME Nickel Forward	2	06/12/2024	234,022	17,392
LME Nickel Forward	22	06/17/2024	2,577,300	199,005
LME Nickel Forward	1	06/18/2024	117,153	12,483
LME Nickel Forward	1	06/24/2024	117,216	4,347
LME Nickel Forward	2	06/25/2024	234,456	17,651
LME Nickel Forward	1	06/26/2024	117,249	4,349
LME Nickel Forward	6	06/28/2024	703,998	50,970
LME Nickel Forward	2	07/01/2024	234,708	26,616
LME Nickel Forward	2	07/04/2024	234,939	20,409
LME Nickel Forward	1	07/08/2024	117,516	5,106
LME Nickel Forward	4	07/09/2024	470,152	17,656
LME Nickel Forward	1	07/10/2024	117,560	9,710
LME Nickel Forward	1	07/11/2024	117,626	8,786
LME Nickel Forward	2	07/12/2024	235,296	21,756
LME Nickel Forward	30	07/15/2024	3,529,800	93,816
LME Nickel Forward	1	07/16/2024	117,666	7,056
LME Nickel Forward	1	07/17/2024	117,680	1,490
LME Nickel Forward	1	07/18/2024	117,722	2,582
LME Nickel Forward	3	07/19/2024	353,209	12,649
LME Nickel Forward	3	07/22/2024	353,253	14,193
LME Nickel Forward	2	07/23/2024	235,531	7,381
LME Nickel Forward	2	07/25/2024	235,647	4,437
LME Nickel Forward	4	07/26/2024	471,353	11,423
LME Nickel Forward	1	07/30/2024	117,862	5,002
LME Nickel Forward	1	07/31/2024	117,874	4,294
LME Nickel Forward	1	08/06/2024	117,946	5,716
LME Nickel Forward	1	08/12/2024	118,065	3,105
LME Nickel Forward	1	08/16/2024	118,164	(11,316)
LME Nickel Forward	26	08/19/2024	3,072,264	(61,001)
LME Nickel Forward	1	08/21/2024	118,152	(3,078)
LME Nickel Forward	11	08/23/2024	1,300,521	(37,220)
LME Tin Forward	2	06/18/2024	328,465	49,225
LME Tin Forward	2	06/25/2024	328,767	54,392
LME Tin Forward	1	06/28/2024	164,455	27,208
LME Tin Forward	2	07/25/2024	329,660	5,500
LME Tin Forward	1	07/30/2024	164,855	(5,393)
LME Tin Forward	2	07/31/2024	329,768	15,018
LME Tin Forward	2	08/23/2024	330,375	(2,348)
LME Zinc Forward	3	06/03/2024	218,665	34,015
LME Zinc Forward	1	06/04/2024	72,863	11,701
LME Zinc Forward	1	06/04/2024	72,913	10,838
LME Zinc Forward	15	06/05/2024	1,094,074	148,111
LME Zinc Forward	7	06/07/2024	511,268	63,855
LME Zinc Forward	7	06/10/2024	511,443	65,593
LME Zinc Forward	5	06/11/2024	365,441	43,791
LME Zinc Forward	12	06/12/2024	877,359	109,659
LME Zinc Forward	5	06/14/2024	366,066	47,304
LME Zinc Forward	72	06/17/2024	5,272,704	450,980
LME Zinc Forward	3	06/25/2024	220,264	4,739
LME Zinc Forward	3	06/26/2024	220,345	4,771
LME Zinc Forward	4	06/28/2024	293,993	15,256
LME Zinc Forward	1	07/01/2024	73,515	9,740
LME Zinc Forward	3	07/04/2024	220,757	21,207
LME Zinc Forward	1	07/05/2024	73,592	6,067
LME Zinc Forward	2	07/08/2024	147,197	8,684
LME Zinc Forward	3	07/09/2024	220,814	13,776
LME Zinc Forward	4	07/10/2024	294,493	12,418
LME Zinc Forward	3	07/11/2024	221,039	4,927
LME Zinc Forward	3	07/12/2024	221,086	16,786
LME Zinc Forward	66	07/15/2024	4,864,910	192,698
LME Zinc Forward	1	07/16/2024	73,707	3,232
LME Zinc Forward	2	07/17/2024	147,425	4,975
LME Zinc Forward	2	07/18/2024	147,455	6,780
LME Zinc Forward	3	07/22/2024	221,317	8,667
LME Zinc Forward	2	07/23/2024	147,575	4,412
LME Zinc Forward	1	07/24/2024	73,802	2,252
LME Zinc Forward	31	07/25/2024	2,289,420	84,545
LME Zinc Forward	3	07/26/2024	221,576	4,251
LME Zinc Forward	1	07/30/2024	73,871	1,862
LME Zinc Forward	3	07/31/2024	221,632	(3,352)
LME Zinc Forward	1	08/05/2024	73,931	968
LME Zinc Forward	1	08/07/2024	73,952	(2,527)
LME Zinc Forward	2	08/12/2024	148,055	(5,054)
LME Zinc Forward	13	08/14/2024	962,761	(32,851)
LME Zinc Forward	7	08/16/2024	518,812	(17,812)
LME Zinc Forward	71	08/19/2024	5,264,011	(47,830)
LME Zinc Forward	8	08/20/2024	592,910	(20,356)
LME Zinc Forward	1	08/21/2024	74,120	(2,545)
LME Zinc Forward	6	08/23/2024	445,281	(16,202)
LME Zinc Forward	1	08/27/2024	74,226	(2,550)
London Cocoa	9	07/16/2024	853,691	(10,168)
London Cocoa	31	09/13/2024	2,729,555	278,307
London Cocoa	14	12/12/2024	1,097,658	117,485
London Metals - Aluminum	3,729	06/17/2024	244,355,777	22,784,329
London Metals - Aluminum	1,101	09/16/2024	73,353,299	1,682,022
London Metals - Copper	1,154	06/17/2024	286,924,213	26,641,960
London Metals - Copper	3	07/15/2024	749,129	(720)
London Metals - Copper	433	09/16/2024	108,995,843	(3,223,011)
London Metals - Lead	843	06/17/2024	46,952,782	1,924,050
London Metals - Lead	1	07/15/2024	56,210	(151)
London Metals - Lead	251	09/16/2024	14,319,926	(27,060)
London Metals - Nickel	210	06/17/2024	24,601,500	1,427,128
London Metals - Nickel	1	07/15/2024	117,660	(11,352)
London Metals - Nickel	62	09/16/2024	7,353,108	(249,221)
London Metals - Tin	2	06/17/2024	328,420	54,208
London Metals - Tin	1	09/16/2024	165,560	5,460
London Metals - Zinc	924	06/17/2024	67,666,368	7,248,492
London Metals - Zinc	15	07/15/2024	1,105,661	(1,096)
London Metals - Zinc	384	09/16/2024	28,584,480	(324,573)
Long Gilt	1,069	09/26/2024	131,203,751	(517,495)
Low Sulphur Gas Oil	58	07/11/2024	4,260,100	(45,950)
Low Sulphur Gas Oil	6	08/12/2024	442,500	(15,050)
Maize	7	08/05/2024	85,542	(922)
Mexican Peso/US Dollar Cross Currency Rate	1,048	06/17/2024	30,800,720	(250,505)
Micro Gold	27	08/28/2024	633,366	(9,216)
Milling Wheat No. 2	135	09/10/2024	1,898,763	50,387
Milling Wheat No. 2	104	12/10/2024	1,493,783	23,857
MSCI China A 50 Index	5	06/21/2024	244,275	(5,650)
MSCI EAFE Index	139	06/21/2024	16,472,890	277,150
MSCI Emerging Markets ESG Index	4	06/21/2024	62,840	(2,700)
MSCI Emerging Markets Index	545	06/21/2024	28,789,625	(364,800)
MSCI Singapore Index	595	06/27/2024	13,602,390	(136,071)
Nasdaq 100 Index	412	06/21/2024	153,189,840	1,419,026
NASDAQ 100 Micro Index	3	06/21/2024	111,546	2,687
Natural Gas	4	06/25/2024	25,870	(3,743)
Natural Gas	7	06/26/2024	181,090	(16,550)
Natural Gas	5	09/26/2024	137,200	(11,930)
New Zealand Dollar/US Dollar Cross Currency Rate	1	06/17/2024	61,390	(25)
Nifty 50 Index	770	06/27/2024	34,939,520	(590,765)
Nikkei 225 Index	20	06/13/2024	3,864,000	(94,850)
Nikkei 225 Index	238	06/13/2024	5,824,958	(168,261)
Nikkei 225 Index	292	06/13/2024	35,705,084	(961,667)
Nikkei 225 Index	58	06/13/2024	7,124,376	(182,431)
Nikkei 225 Index	160	06/13/2024	39,159,381	(558,362)
NY Harbor ULSD	2	06/28/2024	200,273	(6,429)
NYSE FANG+ Index	2	06/21/2024	103,534	1,187
Oats	3	07/12/2024	58,125	(663)
OMXS30 ESG Index	8	06/20/2024	192,053	(1,875)
OMXS30 Index	1,764	06/20/2024	43,739,832	(472,941)
Platinum	545	07/29/2024	28,394,500	1,159,820
Red Spring Wheat	12	07/12/2024	443,850	(813)
Reformulated Gasoline Blendstock	48	06/28/2024	4,873,478	(343,501)
Reformulated Gasoline Blendstock	31	07/31/2024	3,123,628	(125,101)
Reformulated Gasoline Blendstock	22	08/30/2024	2,186,092	(97,654)
Reformulated Gasoline Blendstock	14	09/30/2024	1,287,250	(18,606)
Robusta Coffee	19	07/25/2024	782,800	31,510
Robusta Coffee	150	09/24/2024	5,980,500	268,170
Robusta Coffee	35	11/25/2024	1,348,900	190,330
Rough Rice	29	07/12/2024	1,024,860	(98,870)
Russell 2000 Index	6	06/21/2024	62,274	(33)
Russell 2000 Index	383	06/21/2024	39,751,570	(87,810)
S&P 500 Index	642	06/21/2024	169,985,550	2,132,463
S&P 500 Index	6	06/21/2024	158,865	5,514
S&P Mid Cap 400 Index	76	06/21/2024	22,738,440	(24,175)
S&P/Toronto Stock Exchange 60 Index	449	06/20/2024	87,918,941	645,829
SGX FTSE Taiwan Index	577	06/27/2024	41,486,300	(1,344,368)
SGX Technically Specified Rubber 20	8	06/28/2024	71,560	6,650
SGX TSI Iron Ore	324	06/28/2024	3,740,580	(51,910)
SGX TSI Iron Ore	202	07/31/2024	2,332,696	(93,109)
SGX TSI Iron Ore	62	08/30/2024	713,744	(19,826)
SGX TSI Iron Ore	45	09/30/2024	516,285	(17,545)
Silver	566	07/29/2024	86,145,200	3,227,111
Silver	17	09/26/2024	2,615,195	161,530
Soybean Meal	832	07/12/2024	30,343,040	1,291,460
Soybean Meal	120	12/13/2024	4,312,800	(79,110)
Soybeans	20	07/12/2024	1,205,000	(5,788)
STOXX 600 Bank Spread Index	25	06/21/2024	276,144	36,490
STOXX 600 Utilities Index	19	06/21/2024	392,320	(14,534)
STOXX Euro ESG-X Index	102	06/21/2024	2,130,488	59,862
STOXX Europe 600 Index	2	06/21/2024	41,210	1,270
STOXX Europe 600 Index	305	06/21/2024	8,579,594	198,421
Sugar #11	18	06/28/2024	368,928	(4,562)
Swiss Franc/US Dollar Cross Currency Rate	93	06/17/2024	12,898,519	29,074
Swiss Government Bonds	1	06/06/2024	161,822	(1,108)
Tokyo Price Index	102	06/13/2024	1,797,883	48,733
TOPIX Index	311	06/13/2024	54,817,792	1,156,504
U.S. Treasury 10 Year Notes	288	09/19/2024	31,333,500	(56,969)
U.S. Treasury 5 Year Note	501	09/30/2024	53,004,234	38,203
UK Natural Gas	15	06/27/2024	484,861	(9,322)
US Cocoa	80	07/16/2024	7,464,800	506,023
US Cocoa	70	09/13/2024	6,010,200	845,073
US Cocoa	28	12/13/2024	2,159,640	234,640
US Dollar/Chinese Renminbi Cross Currency Rate	3	06/17/2024	299,476	1,370
US Dollar/Norwegian Krone Cross Currency Rate	9	06/17/2024	900,206	(3,684)
US Dollar/Swedish Krona Cross Currency Rate	4	06/17/2024	399,964	11,897
Utilities Select Sector Index	11	06/21/2024	807,840	57,160
Wheat	1,022	07/12/2024	34,671,350	2,074,849
Wheat	88	09/13/2024	3,077,800	28,163
Wheat	154	12/13/2024	5,570,950	(79,488)
WTI Light Sweet Crude Oil	5	07/19/2024	383,650	(20,270)
WTI Light Sweet Crude Oil	7	08/19/2024	534,800	(23,490)
WTI Light Sweet Crude Oil	7	09/19/2024	531,930	(4,980)
WTI Light Sweet Crude Oil	7	10/21/2024	528,990	(18,120)
XAV Health Care Select Sector Index	4	06/21/2024	581,240	(2,890)
				$70,177,500
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(37)	10/31/2024	$14,620,024	$9,230
10 Year Japanese Government Bonds	(14)	06/12/2024	1,272,743	3,942
10 Year U.S. Ultra Treasury Notes	(318)	09/19/2024	35,625,938	87,051
3 Month Canadian Overnight Repo Rate Average	(245)	12/17/2024	42,896,796	22,378
3 Month Canadian Overnight Repo Rate Average	(155)	03/18/2025	27,194,229	(6,924)
3 Month Canadian Overnight Repo Rate Average	(35)	06/17/2025	6,151,867	1,467
3 Month Canadian Overnight Repo Rate Average	(27)	09/16/2025	4,753,898	(780)
3 Month Canadian Overnight Repo Rate Average	(20)	12/16/2025	3,527,275	(1,798)
3 Month Canadian Overnight Repo Rate Average	(9)	03/17/2026	1,589,585	(449)
3 Month Euribor	(146)	09/16/2024	38,190,306	84,756
3 Month Euribor	(99)	12/16/2024	25,941,820	86,587
3 Month Euribor	(1,432)	03/17/2025	375,821,922	1,142,120
3 Month Euribor	(1,021)	06/16/2025	268,330,725	817,948
3 Month Euribor	(613)	09/15/2025	161,311,414	488,135
3 Month Euribor	(178)	12/15/2025	46,889,119	84,810
3 Month Euribor	(326)	03/16/2026	85,941,901	82,070
3 Month Euribor	(191)	06/15/2026	50,383,550	56,314
3 Month Euribor	(168)	09/14/2026	44,334,650	47,254
3 Month Euribor	(285)	12/14/2026	75,237,625	25,010
3 Month Euribor	(376)	03/15/2027	99,291,465	12,722
3 Month Euribor	(59)	06/14/2027	15,583,511	16,438
3 Month Euribor	(2)	09/13/2027	528,282	448
3 Month New Zealand Treasury Bill	(14)	09/11/2024	8,488,793	339
3 Month New Zealand Treasury Bill	(18)	12/11/2024	10,918,677	3,885
3 MONTH SOFR FUT Jun28	(62)	09/19/2028	14,893,175	(6,650)
30 Day Federal Funds Rate	(1)	02/28/2025	396,303	2,188
3-Month Secured Overnight Financing Rate	(140)	12/17/2024	33,187,000	77,800
3-Month Secured Overnight Financing Rate	(1,248)	03/18/2025	296,493,600	863,125
3-Month Secured Overnight Financing Rate	(2,057)	06/17/2025	489,797,413	1,230,918
3-Month Secured Overnight Financing Rate	(2,025)	09/16/2025	483,215,625	901,150
3-Month Secured Overnight Financing Rate	(1,286)	12/16/2025	307,466,525	715,834
3-Month Secured Overnight Financing Rate	(826)	03/17/2026	197,796,025	550,438
3-Month Secured Overnight Financing Rate	(334)	06/16/2026	80,072,325	142,388
3-Month Secured Overnight Financing Rate	(309)	09/15/2026	74,136,825	92,713
3-Month Secured Overnight Financing Rate	(273)	12/15/2026	65,533,650	64,013
3-Month Secured Overnight Financing Rate	(911)	03/16/2027	218,765,263	178,313
3-Month Secured Overnight Financing Rate	(245)	06/15/2027	58,849,000	16,688
3-Month Secured Overnight Financing Rate	(175)	09/14/2027	42,041,563	(25,538)
3-Month Secured Overnight Financing Rate	(64)	12/14/2027	15,376,800	(11,900)
3-Month Secured Overnight Financing Rate	(65)	03/14/2028	15,617,063	(13,738)
3-Month Secured Overnight Financing Rate	(64)	06/20/2028	15,375,200	(15,050)
Arabica Coffee	(122)	07/19/2024	10,172,512	51,694
ASX SPI 200 Index	(4)	06/20/2024	513,583	(1,198)
AUD/USD Cross Currency Rate	(1,643)	06/17/2024	109,201,995	(530,162)
Austrailian Government 10 Year Bonds	(1,676)	06/17/2024	125,629,616	582,777
Austrailian Government 3 Year Bonds	(4,091)	06/17/2024	287,047,452	892,083
Australian 90 Day Bank Bills	(311)	09/12/2024	204,697,747	(23,033)
Australian 90 Day Bank Bills	(1,570)	12/12/2024	1,033,361,618	(53,541)
Australian 90 Day Bank Bills	(247)	03/13/2025	162,601,216	34,293
Australian 90 Day Bank Bills	(107)	06/12/2025	70,454,053	23,938
Australian 90 Day Bank Bills	(38)	09/11/2025	25,025,951	7,704
Australian 90 Day Bank Bills	(33)	12/11/2025	21,736,776	5,421
Australian 90 Day Bank Bills	(20)	03/12/2026	13,175,090	3,909
Brent Crude Oil	(25)	06/28/2024	2,027,750	16,340
British Pound/US Dollar Cross Currency Rate	(56)	06/17/2024	4,456,200	9,985
CAC40 10 Euro Index	(197)	06/21/2024	17,087,498	91,393
Canadian 10 Year Government Bonds	(2,687)	09/18/2024	234,367,042	252,819
Canadian 5 Year Bonds	(101)	09/18/2024	8,164,775	(10,367)
Canadian Canola Oil	(30)	07/12/2024	290,986	(11,951)
Canadian Canola Oil	(52)	11/14/2024	521,316	(4,204)
Canadian Dollar/US Dollar Cross Currency Rate	(1,525)	06/18/2024	111,919,750	(164,899)
Copper	(24)	07/29/2024	2,761,200	13,950
Corn No. 2 Yellow	(1,696)	07/12/2024	37,842,000	77,801
Corn No. 2 Yellow	(355)	09/13/2024	8,058,500	241,925
Corn No. 2 Yellow	(984)	12/13/2024	22,976,400	817,088
Cotton No.2	(132)	07/09/2024	5,025,900	142,302
Cotton No.2	(524)	12/06/2024	19,678,820	259,960
Cotton No.2	(20)	03/07/2025	767,900	1,225
Crude Oil	(126)	06/20/2024	9,700,740	125,130
Crude Oil	(5)	07/22/2024	383,650	4,860
Crude Oil	(6)	11/20/2024	451,020	3,920
Crude Soybean Oil	(1,130)	07/12/2024	30,862,560	776,436
Crude Soybean Oil	(235)	12/13/2024	6,494,460	36,618
Crude Soybean Oil	(71)	01/14/2025	1,967,694	(4,008)
Dow Jones Industrial Average Index	(203)	06/21/2024	39,372,865	(451,293)
Euro BUXL 30 Year Bonds	(182)	06/06/2024	24,965,213	460,607
Euro BUXL 30 Year Bonds	(80)	09/06/2024	11,112,606	(97,980)
Euro Half Dollars	(4)	06/17/2024	271,250	(1,713)
Euro STOXX 50 Quanto Index	(378)	06/21/2024	20,441,744	71,025
Euro/Pound Sterling Cross Currency Rate	(4)	06/17/2024	542,955	3,102
Euro/US Dollar Cross Currency Rate	(13)	06/17/2024	176,312	(170)
Euro/US Dollar Cross Currency Rate	(2,440)	06/17/2024	330,925,000	(87,329)
Euro-BOBL	(1,715)	06/06/2024	215,747,380	1,821,317
Euro-BOBL	(1,110)	09/06/2024	138,975,825	(195,167)
Euro-BTP Italian Government Bonds	(80)	06/06/2024	10,123,044	(6,810)
Euro-Bund	(1,273)	06/06/2024	178,652,612	1,542,631
Euro-Bund	(556)	09/06/2024	78,415,052	(112,563)
Euro-Schatz	(4,340)	06/06/2024	494,290,597	1,801,493
Euro-Schatz	(2,196)	09/06/2024	250,761,746	(97,616)
Feeder Cattle	(20)	08/29/2024	2,564,000	(58,488)
French Government Bonds	(360)	06/06/2024	48,725,505	215,326
French Government Bonds	(343)	09/06/2024	46,264,545	(118,031)
FTSE 100 Index	(143)	06/21/2024	15,098,473	(53,253)
FTSE China A50 Index	(569)	06/27/2024	7,033,978	65,052
FTSE/JSE Top 40 Index	(3)	06/20/2024	113,008	1,409
German Stock Index	(80)	06/21/2024	40,213,971	89,175
Gold	(339)	08/28/2024	79,522,620	646,250
Hang Seng Index	(25)	06/27/2024	2,878,529	29,216
Hard Red Winter Wheat	(29)	07/12/2024	1,027,687	(164,150)
ICE 3 Month SONIA Rate	(24)	12/17/2024	7,261,653	(1,115)
ICE 3 Month SONIA Rate	(669)	03/18/2025	202,791,531	232,040
ICE 3 Month SONIA Rate	(49)	06/17/2025	14,878,947	10,258
ICE 3 Month SONIA Rate	(161)	09/16/2025	48,972,594	15,896
ICE 3 Month SONIA Rate	(320)	12/16/2025	97,494,839	74,288
ICE 3 Month SONIA Rate	(262)	03/17/2026	79,940,748	876
ICE 3 Month SONIA Rate	(67)	06/16/2026	20,466,341	(908)
ICE 3 Month SONIA Rate	(63)	09/15/2026	19,262,532	(1,481)
ICE 3 Month SONIA Rate	(54)	12/15/2026	16,522,783	(1,895)
ICE 3 Month SONIA Rate	(140)	03/16/2027	42,861,375	(6,005)
ICE 3 Month SONIA Rate	(32)	06/15/2027	9,801,983	828
ICE 3 Month SONIA Rate	(20)	09/14/2027	6,128,788	1,593
ICE European Climate Exchange Emissions	(33)	12/16/2024	2,653,263	(365,671)
Japanese 10 Year Government Bonds	(422)	06/13/2024	383,694,910	2,484,914
Japanese Yen/US Dollar Cross Currency Rate	(2,850)	06/17/2024	227,055,937	11,379,549
Lean Hogs	(72)	07/15/2024	2,797,200	60,610
Lean Hogs	(211)	08/14/2024	8,144,600	44,390
Lean Hogs	(26)	10/14/2024	862,160	(4,110)
Light Sweet Crude Oil	(14)	06/18/2024	538,930	8,458
Live Cattle	(13)	08/30/2024	927,940	1,040
LME Aluminum Forward	(1)	06/03/2024	65,203	(5,958)
LME Aluminum Forward	(2)	06/04/2024	130,457	(11,940)
LME Aluminum Forward	(2)	06/04/2024	130,357	(11,890)
LME Aluminum Forward	(6)	06/14/2024	393,054	(36,756)
LME Aluminum Forward	(192)	06/17/2024	12,581,472	(1,211,262)
LME Aluminum Forward	(2)	06/21/2024	131,326	(12,460)
LME Aluminum Forward	(1)	06/24/2024	65,692	(8,243)
LME Aluminum Forward	(9)	06/25/2024	591,498	(76,536)
LME Aluminum Forward	(7)	06/26/2024	460,260	(54,723)
LME Aluminum Forward	(9)	06/28/2024	592,663	(61,164)
LME Aluminum Forward	(5)	07/01/2024	329,382	(6,339)
LME Aluminum Forward	(3)	07/03/2024	197,779	(11,508)
LME Aluminum Forward	(8)	07/04/2024	528,012	22,042
LME Aluminum Forward	(11)	07/05/2024	726,291	22,131
LME Aluminum Forward	(11)	07/08/2024	726,245	22,253
LME Aluminum Forward	(10)	07/09/2024	660,182	27,655
LME Aluminum Forward	(9)	07/10/2024	594,126	18,541
LME Aluminum Forward	(2)	07/12/2024	132,115	(5,453)
LME Aluminum Forward	(145)	07/15/2024	9,579,280	(368,023)
LME Aluminum Forward	(13)	07/17/2024	858,182	14,601
LME Aluminum Forward	(11)	07/18/2024	726,154	10,348
LME Aluminum Forward	(8)	07/19/2024	528,112	16,773
LME Aluminum Forward	(14)	07/22/2024	924,455	16,411
LME Aluminum Forward	(14)	07/23/2024	924,710	6,364
LME Aluminum Forward	(1)	07/25/2024	66,124	246
LME Aluminum Forward	(2)	07/31/2024	132,323	(5,199)
LME Aluminum Forward	(7)	08/05/2024	463,132	(15,982)
LME Aluminum Forward	(8)	08/06/2024	529,344	(22,882)
LME Aluminum Forward	(17)	08/07/2024	1,124,962	(41,512)
LME Aluminum Forward	(10)	08/09/2024	662,367	(25,180)
LME Aluminum Forward	(4)	08/19/2024	264,847	9,127
LME Aluminum Forward	(2)	08/20/2024	132,348	1,427
LME Aluminum Forward	(1)	08/23/2024	66,280	2,885
LME Aluminum Forward	(3)	08/27/2024	198,894	8,044
LME Aluminum Forward	(1)	08/28/2024	66,312	2,138
LME Copper Forward	(1)	06/05/2024	248,022	(26,784)
LME Copper Forward	(1)	06/07/2024	248,242	(32,304)
LME Copper Forward	(6)	06/11/2024	1,490,239	(161,649)
LME Copper Forward	(1)	06/14/2024	248,616	(27,108)
LME Copper Forward	(61)	06/17/2024	15,166,704	(772,290)
LME Copper Forward	(2)	06/18/2024	497,269	(27,799)
LME Copper Forward	(10)	06/19/2024	2,486,595	(111,141)
LME Copper Forward	(3)	06/21/2024	746,578	(1,348)
LME Copper Forward	(2)	06/24/2024	497,819	(1,332)
LME Copper Forward	(1)	06/25/2024	248,959	(29,347)
LME Copper Forward	(14)	06/28/2024	3,488,933	129,086
LME Copper Forward	(3)	07/03/2024	747,979	(1,576)
LME Copper Forward	(1)	07/04/2024	249,439	7,431
LME Copper Forward	(3)	07/05/2024	748,429	7,135
LME Copper Forward	(3)	07/08/2024	748,541	26,629
LME Copper Forward	(1)	07/09/2024	249,551	11,766
LME Copper Forward	(1)	07/11/2024	249,701	11,766
LME Copper Forward	(48)	07/15/2024	11,986,056	175,183
LME Copper Forward	(1)	07/16/2024	249,690	11,815
LME Copper Forward	(2)	07/18/2024	499,568	23,641
LME Copper Forward	(2)	07/22/2024	499,721	23,639
LME Copper Forward	(2)	07/23/2024	499,797	(3,660)
LME Copper Forward	(2)	07/24/2024	499,873	23,636
LME Copper Forward	(9)	07/25/2024	2,250,459	67,019
LME Copper Forward	(2)	07/26/2024	500,178	(753)
LME Copper Forward	(1)	07/30/2024	250,165	11,815
LME Copper Forward	(2)	07/31/2024	500,406	(8,432)
LME Copper Forward	(1)	08/05/2024	250,394	(1,106)
LME Copper Forward	(1)	08/06/2024	250,432	(3,995)
LME Copper Forward	(2)	08/07/2024	500,940	(3,928)
LME Copper Forward	(4)	08/09/2024	1,002,411	11,889
LME Copper Forward	(2)	08/12/2024	501,272	10,166
LME Copper Forward	(3)	08/16/2024	752,418	65,545
LME Copper Forward	(11)	08/19/2024	2,759,004	208,033
LME Copper Forward	(3)	08/20/2024	752,306	38,107
LME Copper Forward	(2)	08/21/2024	501,537	17,301
LME Copper Forward	(2)	08/28/2024	502,000	3,025
LME Lead Forward	(3)	06/05/2024	166,379	(1,866)
LME Lead Forward	(5)	06/12/2024	277,991	(26,116)
LME Lead Forward	(3)	06/14/2024	167,033	(15,833)
LME Lead Forward	(44)	06/17/2024	2,450,679	(169,926)
LME Lead Forward	(1)	06/18/2024	55,710	(4,072)
LME Lead Forward	(7)	06/19/2024	390,093	(31,793)
LME Lead Forward	(4)	06/21/2024	223,196	(20,096)
LME Lead Forward	(4)	06/24/2024	223,268	(20,718)
LME Lead Forward	(4)	06/26/2024	223,420	(21,808)
LME Lead Forward	(21)	06/28/2024	1,174,661	(95,786)
LME Lead Forward	(1)	07/01/2024	55,957	(1,668)
LME Lead Forward	(7)	07/03/2024	391,981	5,999
LME Lead Forward	(3)	07/04/2024	168,183	2,527
LME Lead Forward	(8)	07/05/2024	448,658	4,166
LME Lead Forward	(11)	07/08/2024	617,139	(999)
LME Lead Forward	(3)	07/09/2024	168,361	2,496
LME Lead Forward	(6)	07/10/2024	336,821	(10,185)
LME Lead Forward	(6)	07/11/2024	337,121	887
LME Lead Forward	(11)	07/12/2024	618,239	(18,497)
LME Lead Forward	(59)	07/15/2024	3,316,390	(35,544)
LME Lead Forward	(3)	07/16/2024	168,660	(5,390)
LME Lead Forward	(3)	07/17/2024	168,690	(5,642)
LME Lead Forward	(3)	07/25/2024	169,226	5,393
LME Lead Forward	(3)	08/14/2024	170,002	2,386
LME Lead Forward	(1)	08/16/2024	56,717	1,495
LME Nickel Forward	(1)	06/07/2024	116,927	(8,147)
LME Nickel Forward	(1)	06/10/2024	116,955	(13,026)
LME Nickel Forward	(1)	06/11/2024	116,983	(13,072)
LME Nickel Forward	(2)	06/12/2024	234,022	(8,512)
LME Nickel Forward	(22)	06/17/2024	2,577,300	(211,548)
LME Nickel Forward	(1)	06/18/2024	117,153	(13,230)
LME Nickel Forward	(1)	06/24/2024	117,216	(16,506)
LME Nickel Forward	(2)	06/25/2024	234,456	(35,436)
LME Nickel Forward	(1)	06/26/2024	117,249	(17,049)
LME Nickel Forward	(2)	06/28/2024	234,666	(26,658)
LME Nickel Forward	(2)	07/01/2024	234,708	(28,788)
LME Nickel Forward	(2)	07/04/2024	234,939	(8,850)
LME Nickel Forward	(1)	07/08/2024	117,516	3,373
LME Nickel Forward	(4)	07/09/2024	470,152	(46,162)
LME Nickel Forward	(1)	07/10/2024	117,560	(4,443)
LME Nickel Forward	(1)	07/11/2024	117,626	(8,726)
LME Nickel Forward	(1)	07/12/2024	117,648	(4,443)
LME Nickel Forward	(29)	07/15/2024	3,412,140	(197,940)
LME Nickel Forward	(1)	07/17/2024	117,680	3,352
LME Nickel Forward	(1)	07/18/2024	117,722	3,341
LME Nickel Forward	(3)	07/19/2024	353,209	10,010
LME Nickel Forward	(2)	07/22/2024	235,502	(1,197)
LME Nickel Forward	(2)	07/23/2024	235,531	(1,232)
LME Nickel Forward	(2)	07/25/2024	235,647	(1,274)
LME Nickel Forward	(3)	07/26/2024	353,515	2,079
LME Nickel Forward	(1)	07/30/2024	117,862	(4,582)
LME Nickel Forward	(1)	07/31/2024	117,874	(6,154)
LME Nickel Forward	(1)	08/05/2024	117,934	(2,674)
LME Nickel Forward	(1)	08/12/2024	118,065	(3,405)
LME Nickel Forward	(1)	08/16/2024	118,164	10,116
LME Nickel Forward	(2)	08/20/2024	236,304	11,196
LME Nickel Forward	(4)	08/28/2024	473,040	9,480
LME Tin Forward	(2)	06/18/2024	328,465	(54,665)
LME Tin Forward	(2)	06/25/2024	328,767	(4,767)
LME Tin Forward	(1)	06/28/2024	164,455	5,477
LME Tin Forward	(2)	07/25/2024	329,660	2,253
LME Tin Forward	(1)	07/30/2024	164,855	(12,680)
LME Zinc Forward	(3)	06/03/2024	218,665	(28,584)
LME Zinc Forward	(1)	06/04/2024	72,863	(9,520)
LME Zinc Forward	(1)	06/04/2024	72,913	(9,537)
LME Zinc Forward	(15)	06/05/2024	1,094,074	(46,807)
LME Zinc Forward	(7)	06/07/2024	511,268	(15,405)
LME Zinc Forward	(7)	06/10/2024	511,443	(23,180)
LME Zinc Forward	(5)	06/11/2024	365,441	(18,535)
LME Zinc Forward	(12)	06/12/2024	877,359	(108,128)
LME Zinc Forward	(5)	06/14/2024	366,066	(48,479)
LME Zinc Forward	(72)	06/17/2024	5,272,704	(584,337)
LME Zinc Forward	(3)	06/25/2024	220,264	(38,951)
LME Zinc Forward	(3)	06/26/2024	220,345	(37,645)
LME Zinc Forward	(4)	06/28/2024	293,993	(45,156)
LME Zinc Forward	(1)	07/01/2024	73,515	(9,815)
LME Zinc Forward	(3)	07/04/2024	220,757	(4,833)
LME Zinc Forward	(1)	07/05/2024	73,592	(1,617)
LME Zinc Forward	(2)	07/08/2024	147,197	(3,247)
LME Zinc Forward	(3)	07/09/2024	220,814	(707)
LME Zinc Forward	(4)	07/10/2024	294,493	(6,544)
LME Zinc Forward	(3)	07/11/2024	221,039	(16,976)
LME Zinc Forward	(3)	07/12/2024	221,086	(763)
LME Zinc Forward	(66)	07/15/2024	4,864,910	47,595
LME Zinc Forward	(1)	07/16/2024	73,707	(1,691)
LME Zinc Forward	(2)	07/17/2024	147,425	5,085
LME Zinc Forward	(2)	07/18/2024	147,455	4,704
LME Zinc Forward	(3)	07/22/2024	221,317	1,754
LME Zinc Forward	(2)	07/23/2024	147,575	543
LME Zinc Forward	(1)	07/24/2024	73,802	2,352
LME Zinc Forward	(31)	07/25/2024	2,289,420	78,337
LME Zinc Forward	(3)	07/26/2024	221,576	(1,240)
LME Zinc Forward	(1)	07/30/2024	73,871	(2,609)
LME Zinc Forward	(2)	07/31/2024	147,755	(2,617)
LME Zinc Forward	(1)	08/05/2024	73,931	2,527
LME Zinc Forward	(1)	08/07/2024	73,952	(1,040)
LME Zinc Forward	(1)	08/12/2024	74,027	1,048
LME Zinc Forward	(7)	08/14/2024	518,410	1,616
LME Zinc Forward	(3)	08/16/2024	222,348	8,127
LME Zinc Forward	(4)	08/19/2024	296,564	16,274
LME Zinc Forward	(5)	08/20/2024	370,569	13,581
LME Zinc Forward	(1)	08/21/2024	74,120	2,430
LME Zinc Forward	(1)	08/27/2024	74,226	3,649
London Cocoa	(2)	09/13/2024	176,100	2,918
London Metals - Aluminum	(3,729)	06/17/2024	244,355,777	(23,130,276)
London Metals - Aluminum	(630)	09/16/2024	41,973,277	(323,820)
London Metals - Copper	(1,154)	06/17/2024	286,924,213	(21,341,035)
London Metals - Copper	(254)	09/16/2024	63,937,515	2,373,585
London Metals - Lead	(843)	06/17/2024	46,952,782	(3,524,103)
London Metals - Lead	(27)	09/16/2024	1,540,390	(2,235)
London Metals - Nickel	(210)	06/17/2024	24,601,500	(3,499,659)
London Metals - Nickel	(3)	07/15/2024	352,980	(12,582)
London Metals - Nickel	(11)	09/16/2024	1,304,584	(57,322)
London Metals - Tin	(2)	06/17/2024	328,420	(37,749)
London Metals - Zinc	(924)	06/17/2024	67,666,368	(8,821,624)
London Metals - Zinc	(10)	07/15/2024	737,108	(71,970)
London Metals - Zinc	(10)	08/19/2024	741,410	(4,035)
London Metals - Zinc	(1)	09/16/2024	74,439	1,558
Long Gilt	(1,184)	09/26/2024	145,318,280	496,965
Low Sulphur Gas Oil	(99)	07/11/2024	7,271,550	82,875
Low Sulphur Gas Oil	(28)	08/12/2024	2,065,000	42,500
Low Sulphur Gas Oil	(29)	09/12/2024	2,147,450	28,200
Low Sulphur Gas Oil	(20)	10/10/2024	1,486,500	23,500
Lumber	(9)	07/15/2024	125,606	4,164
Mexican Peso/US Dollar Cross Currency Rate	(52)	06/17/2024	1,528,280	(2,203)
Milling Wheat No. 2	(7)	09/10/2024	98,454	(11,434)
Milling Wheat No. 2	(13)	03/10/2025	187,781	(27,981)
MSCI Singapore Index	(48)	06/27/2024	1,097,336	7,212
Nasdaq 100 Index	(6)	06/21/2024	2,230,920	(33,410)
Natural Gas	(193)	06/26/2024	4,992,910	39,109
Natural Gas	(40)	06/27/2024	1,105,094	(106,173)
Natural Gas	(276)	07/29/2024	7,347,120	(6,230)
Natural Gas	(71)	08/28/2024	1,882,210	(41,420)
Natural Gas	(12)	09/26/2024	329,280	(10,000)
New Zealand Dollar/US Dollar Cross Currency Rate	(448)	06/17/2024	27,502,720	(871,998)
Nikkei 225 Index	(54)	06/13/2024	6,633,040	(50,409)
Nikkei 225 Index	(23)	06/13/2024	2,812,387	(79)
NY Harbor ULSD	(523)	06/28/2024	52,371,337	1,688,415
NY Harbor ULSD	(34)	07/31/2024	3,432,341	88,603
NY Harbor ULSD	(32)	08/30/2024	3,255,168	89,305
NY Harbor ULSD	(28)	09/30/2024	2,863,325	79,926
NY Harbor ULSD	(8)	11/29/2024	820,613	29,282
OMXS30 Index	(464)	06/20/2024	11,505,262	134,176
Palladium	(70)	09/26/2024	6,390,300	604,860
Phelix DE Base Yearly	(2)	12/27/2024	1,853,285	(238,576)
Phelix DE Baseload Quarterly	(2)	06/26/2024	401,725	(71,346)
Platinum	(8)	07/29/2024	416,800	(35,445)
Red Spring Wheat	(12)	07/12/2024	443,850	(48,625)
Red Spring Wheat	(2)	09/13/2024	74,975	(5,363)
Reformulated Gasoline Blendstock	(292)	06/28/2024	29,646,994	1,010,246
Russell 2000 Index	(32)	06/21/2024	3,321,280	(42,715)
S&P 500 Index	(262)	06/21/2024	69,371,050	(2,402,325)
S&P Real Estate Select Sector Stock Index	(1)	06/21/2024	46,475	(450)
SGX TSI Iron Ore	(3)	07/31/2024	34,644	116
Short-term Euro-BTP	(538)	06/06/2024	61,381,806	138,625
Short-term Euro-BTP	(955)	09/06/2024	108,782,253	(37,309)
Silver	(2)	07/29/2024	304,400	(9,850)
Soybean Meal	(36)	07/12/2024	1,312,920	(14,580)
Soybeans	(767)	07/12/2024	46,211,750	(332,841)
Soybeans	(336)	11/14/2024	19,899,600	(166,950)
Soybeans	(113)	01/14/2025	6,765,875	3,838
Sugar #11	(1,224)	06/28/2024	25,087,104	1,511,778
Sugar #11	(1,281)	09/30/2024	26,241,029	878,878
Sugar #11	(173)	02/28/2025	3,596,186	116,659
Sugar #11	(22)	04/30/2025	448,202	35,448
Swiss Franc/US Dollar Cross Currency Rate	(1,037)	06/17/2024	143,825,419	391,454
TOPIX Index	(32)	06/13/2024	5,640,416	(81,900)
Turkish Dollar	(89)	06/28/2024	91,328	775
Two Year Canadian Government Bonds	(140)	09/18/2024	10,591,291	(11,662)
U.S. Treasury 10 Year Notes	(3,747)	09/19/2024	407,661,891	(461,691)
U.S. Treasury 2 Year Notes	(4,025)	09/30/2024	819,905,082	(267,723)
U.S. Treasury 5 Year Note	(3,260)	09/30/2024	344,897,813	50,909
U.S. Treasury Long Bonds	(676)	09/19/2024	78,458,250	177,909
U.S. Treasury Ultra Bonds	(296)	09/19/2024	36,241,500	223,016
UK Natural Gas	(35)	06/27/2024	1,131,343	(98,912)
US 3 Year Notes	(17)	09/30/2024	3,520,062	(1,344)
Wheat	(39)	07/12/2024	1,323,075	(134,525)
White Sugar	(143)	07/16/2024	3,873,155	145,130
White Sugar	(55)	09/13/2024	1,426,425	61,670
White Sugar	(6)	11/15/2024	152,640	560
WTI Light Sweet Crude Oil	(4)	06/18/2024	307,960	6,260
WTI Light Sweet Crude Oil	(4)	07/19/2024	306,920	3,660
				$(29,301,716)
Total Unrealized Appreciation (Depreciation)				$40,875,784

Abbey Capital Futures Strategy Fund
Schedule of Forward Currency Contracts
as of May 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

07/10/2024	AUD	44,000,000	CAD	39,876,976	Bank of America Securities, Inc.	$28,497
06/03/2024	AUD	1,197,117	GBP	625,000	Bank of America Securities, Inc.	152
06/03/2024	AUD	200,000	JPY	20,820,835	Bank of America Securities, Inc.	629
07/10/2024	AUD	14,600,000	JPY	1,504,081,120	Bank of America Securities, Inc.	101,706
06/04/2024	AUD	9,000,000	NZD	9,752,273	Bank of America Securities, Inc.	(5,906)
07/10/2024	AUD	48,200,000	NZD	52,257,572	Bank of America Securities, Inc.	(14,226)
06/03/2024	AUD	76,929,238	USD	50,874,484	Bank of America Securities, Inc.	314,708
06/03/2024	AUD	442,774	USD	292,620	UBS	2,004
06/04/2024	AUD	76,026,931	USD	50,441,093	Bank of America Securities, Inc.	149,140
06/04/2024	AUD	405,509	USD	268,974	UBS	862
06/13/2024	AUD	155,747,000	USD	100,009,781	Bank of America Securities, Inc.	3,656,137
06/20/2024	AUD	116,565,000	USD	77,298,264	Bank of America Securities, Inc.	304,600
06/20/2024	AUD	7,090,029	USD	4,717,607	UBS	2,562
06/21/2024	AUD	30,662,000	USD	20,107,406	Bank of America Securities, Inc.	306,372
07/17/2024	AUD	2,700,000	USD	1,786,406	Bank of America Securities, Inc.	12,577
06/04/2024	BRL	23,841,913	USD	4,604,409	Bank of America Securities, Inc.	(65,599)
06/20/2024	BRL	48,396,332	USD	9,450,000	Bank of America Securities, Inc.	(253,023)
07/02/2024	BRL	1,039,574	USD	200,000	Bank of America Securities, Inc.	(2,704)
06/03/2024	CAD	924,762	EUR	625,000	Bank of America Securities, Inc.	304
06/03/2024	CAD	1,600,000	JPY	183,005,305	Bank of America Securities, Inc.	9,791
07/10/2024	CAD	18,000,000	JPY	2,047,401,984	Bank of America Securities, Inc.	116,997
06/03/2024	CAD	3,659,963	USD	2,682,314	Bank of America Securities, Inc.	3,152
06/03/2024	CAD	491,075	USD	358,860	UBS	1,462
06/20/2024	CAD	66,263,266	USD	48,548,385	Bank of America Securities, Inc.	88,197
06/20/2024	CAD	6,086,520	USD	4,444,525	UBS	22,920
06/21/2024	CAD	50,612,000	USD	37,041,602	Bank of America Securities, Inc.	107,875
07/17/2024	CHF	5,961,270	EUR	6,050,000	Bank of America Securities, Inc.	64,096
06/03/2024	CHF	2,000,000	JPY	345,569,238	Bank of America Securities, Inc.	18,825
07/10/2024	CHF	12,250,000	JPY	2,109,660,150	Bank of America Securities, Inc.	140,648
06/03/2024	CHF	37,878,879	USD	41,872,137	Bank of America Securities, Inc.	119,948
06/13/2024	CHF	14,564,000	USD	16,065,105	Bank of America Securities, Inc.	99,146
06/20/2024	CHF	16,035,544	USD	17,722,719	Bank of America Securities, Inc.	89,638
06/21/2024	CHF	41,090,000	USD	45,469,485	Bank of America Securities, Inc.	178,929
06/10/2024	CLP	747,976,120	USD	800,000	Bank of America Securities, Inc.	14,611
06/13/2024	CLP	186,929,660	USD	200,000	Bank of America Securities, Inc.	3,571
06/14/2024	CLP	92,339,830	USD	100,000	Bank of America Securities, Inc.	559
06/17/2024	CLP	271,574,089	USD	300,000	Bank of America Securities, Inc.	(4,271)
06/21/2024	CLP	4,025,514,957	USD	4,400,000	Bank of America Securities, Inc.	(16,757)
06/28/2024	CLP	361,825,380	USD	400,000	Bank of America Securities, Inc.	(6,072)
06/03/2024	CNH	7,252,903	USD	1,000,257	Bank of America Securities, Inc.	(1,632)
06/04/2024	CNH	500,000	USD	68,881	Bank of America Securities, Inc.	(32)
06/20/2024	CNH	56,188,807	USD	7,777,306	Bank of America Securities, Inc.	(29,872)
06/06/2024	COP	2,346,806,000	USD	600,000	Bank of America Securities, Inc.	6,834
06/07/2024	COP	1,178,967,948	USD	300,000	Bank of America Securities, Inc.	4,804
06/11/2024	COP	530,515,008	USD	137,103	Bank of America Securities, Inc.	(49)
06/14/2024	COP	536,703,942	USD	137,103	Bank of America Securities, Inc.	1,472
06/17/2024	COP	2,729,146,000	USD	700,000	Bank of America Securities, Inc.	4,265
06/20/2024	COP	21,921,358,960	USD	5,600,000	Bank of America Securities, Inc.	53,719
06/24/2024	COP	1,919,448,580	USD	500,000	Bank of America Securities, Inc.	(5,325)
06/28/2024	COP	1,539,305,316	USD	400,000	Bank of America Securities, Inc.	(3,589)
06/20/2024	CZK	108,811,763	EUR	4,400,000	Bank of America Securities, Inc.	4,349
07/10/2024	CZK	2,293,880	USD	100,000	Bank of America Securities, Inc.	854
07/10/2024	EUR	6,875,000	AUD	11,248,504	Bank of America Securities, Inc.	(19,710)
06/03/2024	EUR	625,000	CAD	927,015	Bank of America Securities, Inc.	(1,956)
07/10/2024	EUR	20,625,000	CAD	30,589,636	Bank of America Securities, Inc.	(41,865)
07/10/2024	EUR	19,750,000	CHF	19,365,574	Bank of America Securities, Inc.	(93,097)
07/17/2024	EUR	38,550,000	CHF	38,054,794	Bank of America Securities, Inc.	(486,613)
06/20/2024	EUR	6,400,000	CZK	160,305,107	Bank of America Securities, Inc.	(95,706)
06/03/2024	EUR	1,800,000	GBP	1,532,937	Bank of America Securities, Inc.	(61)
06/04/2024	EUR	500,000	GBP	426,544	Bank of America Securities, Inc.	(928)
06/20/2024	EUR	73,150,000	JPY	12,028,491,548	Bank of America Securities, Inc.	2,717,519
07/10/2024	EUR	6,800,000	JPY	1,146,960,080	Bank of America Securities, Inc.	52,960
06/03/2024	EUR	2,126,386	NOK	24,277,051	Bank of America Securities, Inc.	(5,592)
06/04/2024	EUR	876,739	NOK	10,000,000	Bank of America Securities, Inc.	(1,361)
06/20/2024	EUR	58,847,983	NOK	687,857,789	Bank of America Securities, Inc.	(1,657,045)
07/10/2024	EUR	11,750,000	NOK	134,432,796	Bank of America Securities, Inc.	(47,869)
06/03/2024	EUR	300,000	PLN	1,277,017	Bank of America Securities, Inc.	1,400
06/04/2024	EUR	317,265	PLN	1,355,174	Bank of America Securities, Inc.	313
06/20/2024	EUR	2,658,377	PLN	11,500,000	Bank of America Securities, Inc.	(31,471)
07/10/2024	EUR	300,000	PLN	1,285,598	Bank of America Securities, Inc.	(66)
06/03/2024	EUR	298,880	SEK	3,437,664	Bank of America Securities, Inc.	(2,364)
06/04/2024	EUR	474,485	SEK	5,427,940	Bank of America Securities, Inc.	(954)
06/20/2024	EUR	49,856,153	SEK	578,103,861	Bank of America Securities, Inc.	(843,632)
07/10/2024	EUR	15,250,000	SEK	175,789,216	Bank of America Securities, Inc.	(160,494)
06/03/2024	EUR	82,431,424	USD	89,206,517	Bank of America Securities, Inc.	245,761
06/03/2024	EUR	489,115	USD	528,373	UBS	2,401
06/04/2024	EUR	9,046,140	USD	9,822,852	Bank of America Securities, Inc.	(5,853)
06/04/2024	EUR	319,595	USD	346,236	UBS	593
06/13/2024	EUR	130,286,000	USD	140,624,521	Bank of America Securities, Inc.	820,575
06/20/2024	EUR	49,932,000	USD	54,059,242	Bank of America Securities, Inc.	167,568
06/20/2024	EUR	14,577,548	USD	15,675,529	UBS	155,881
06/21/2024	EUR	16,516,000	USD	17,861,162	Bank of America Securities, Inc.	76,287
07/10/2024	EUR	8,625,000	USD	9,327,722	Bank of America Securities, Inc.	48,110
06/03/2024	GBP	625,000	AUD	1,199,425	Bank of America Securities, Inc.	(1,688)
07/10/2024	GBP	12,750,000	AUD	24,494,363	Bank of America Securities, Inc.	(66,931)
07/10/2024	GBP	4,875,000	CHF	5,612,248	Bank of America Securities, Inc.	(35,660)
06/03/2024	GBP	1,531,551	EUR	1,800,000	Bank of America Securities, Inc.	(1,706)
06/04/2024	GBP	1,533,311	EUR	1,800,000	Bank of America Securities, Inc.	474
06/20/2024	GBP	51,651,936	EUR	60,600,000	Bank of America Securities, Inc.	11,894
07/10/2024	GBP	24,870,227	EUR	29,200,000	Bank of America Securities, Inc.	(44,584)
07/10/2024	GBP	5,125,000	JPY	1,014,544,488	Bank of America Securities, Inc.	40,147
06/03/2024	GBP	205,619,571	USD	261,081,819	Bank of America Securities, Inc.	932,379
06/04/2024	GBP	205,818,185	USD	261,576,542	Bank of America Securities, Inc.	692,413
06/04/2024	GBP	80,355	USD	102,312	UBS	82
06/13/2024	GBP	99,090,000	USD	124,553,182	Bank of America Securities, Inc.	1,720,913
06/20/2024	GBP	65,305,000	USD	82,663,731	Bank of America Securities, Inc.	559,781
06/20/2024	GBP	2,255,013	USD	2,843,754	UBS	29,993
06/21/2024	GBP	25,846,000	USD	33,098,034	Bank of America Securities, Inc.	(160,195)
07/10/2024	GBP	13,375,000	USD	16,988,149	Bank of America Securities, Inc.	58,428
06/20/2024	HUF	3,632,459,749	EUR	9,350,000	Bank of America Securities, Inc.	(47,670)
07/10/2024	HUF	273,174,139	EUR	700,000	Bank of America Securities, Inc.	(1,414)
06/13/2024	HUF	2,787,500,000	USD	7,475,601	Bank of America Securities, Inc.	281,969
07/10/2024	HUF	541,403,700	USD	1,500,000	Bank of America Securities, Inc.	5,299
06/28/2024	IDR	3,203,852,000	USD	200,000	Bank of America Securities, Inc.	(2,913)
06/20/2024	ILS	17,951,965	USD	4,850,000	Bank of America Securities, Inc.	(567)
06/03/2024	INR	466,331,663	USD	5,598,464	Bank of America Securities, Inc.	(12,232)
06/06/2024	INR	83,287,754	USD	1,000,000	Bank of America Securities, Inc.	(2,378)
06/10/2024	INR	1,238,120,958	USD	14,879,245	Bank of America Securities, Inc.	(50,899)
06/13/2024	INR	708,498,667	USD	8,500,000	Bank of America Securities, Inc.	(15,500)
06/14/2024	INR	700,141,840	USD	8,402,203	Bank of America Securities, Inc.	(18,051)
06/20/2024	INR	529,335,654	USD	6,350,000	Bank of America Securities, Inc.	(12,478)
06/28/2024	INR	952,031,500	USD	11,400,000	Bank of America Securities, Inc.	(4,678)
07/03/2024	INR	2,908,037	USD	34,832	Bank of America Securities, Inc.	(30)
06/03/2024	JPY	20,838,905	AUD	200,000	Bank of America Securities, Inc.	(514)
06/03/2024	JPY	183,803,817	CAD	1,600,000	Bank of America Securities, Inc.	(4,711)
06/03/2024	JPY	347,091,787	CHF	2,000,000	Bank of America Securities, Inc.	(9,139)
06/20/2024	JPY	1,860,012,881	EUR	11,250,000	Bank of America Securities, Inc.	(353,462)
06/03/2024	JPY	14,313,366,964	USD	91,365,496	Bank of America Securities, Inc.	(310,456)
06/04/2024	JPY	551,970,492	USD	3,518,996	Bank of America Securities, Inc.	(7,091)
06/13/2024	JPY	30,456,600,000	USD	194,765,352	Bank of America Securities, Inc.	(713,308)
06/20/2024	JPY	4,154,510,496	USD	27,004,873	Bank of America Securities, Inc.	(505,116)
06/20/2024	JPY	2,068,953,739	USD	13,209,426	UBS	(12,499)
06/21/2024	JPY	6,932,708,000	USD	45,853,966	Bank of America Securities, Inc.	(1,626,272)
07/17/2024	JPY	217,137,685	USD	1,392,617	Bank of America Securities, Inc.	(1,719)
06/10/2024	KRW	28,222,627,116	USD	20,900,000	Bank of America Securities, Inc.	(505,109)
06/20/2024	KRW	30,819,107,529	USD	22,600,000	Bank of America Securities, Inc.	(315,827)
06/28/2024	KRW	1,088,854,617	USD	800,000	Bank of America Securities, Inc.	(12,322)
07/03/2024	KRW	823,294,579	USD	600,000	Bank of America Securities, Inc.	(4,262)
07/05/2024	KRW	414,737,170	USD	300,000	Bank of America Securities, Inc.	137
06/13/2024	MXN	450,000	USD	26,290	Bank of America Securities, Inc.	177
06/20/2024	MXN	784,888,134	USD	46,779,991	Bank of America Securities, Inc.	(669,114)
06/21/2024	MXN	339,606,000	USD	19,987,783	Bank of America Securities, Inc.	(39,779)
07/10/2024	MXN	145,500,000	USD	8,534,577	Bank of America Securities, Inc.	(14,470)
06/03/2024	NOK	24,270,368	EUR	2,126,172	Bank of America Securities, Inc.	5,187
06/04/2024	NOK	11,424,754	EUR	1,002,996	Bank of America Securities, Inc.	98
06/20/2024	NOK	604,460,743	EUR	52,455,560	Bank of America Securities, Inc.	649,878
07/10/2024	NOK	1,425,876	EUR	125,000	Bank of America Securities, Inc.	103
06/03/2024	NOK	13,500,000	SEK	13,605,547	Bank of America Securities, Inc.	(6,745)
06/04/2024	NOK	12,500,000	SEK	12,543,526	Bank of America Securities, Inc.	(1,124)
07/10/2024	NOK	13,500,000	SEK	13,562,789	Bank of America Securities, Inc.	(3,919)
06/03/2024	NOK	41,271,925	USD	3,913,080	Bank of America Securities, Inc.	19,256
06/03/2024	NOK	3,016,687	USD	284,460	UBS	2,966
06/04/2024	NOK	33,244,828	USD	3,168,714	Bank of America Securities, Inc.	(1,111)
06/20/2024	NOK	344,916,078	USD	32,566,462	Bank of America Securities, Inc.	311,001
06/20/2024	NOK	84,991,259	USD	7,738,531	UBS	362,852
06/04/2024	NZD	9,743,156	AUD	9,000,000	Bank of America Securities, Inc.	301
06/05/2024	NZD	10,183,440	AUD	9,400,000	Bank of America Securities, Inc.	4,599
07/10/2024	NZD	9,762,453	AUD	9,000,000	Bank of America Securities, Inc.	5,616
07/10/2024	NZD	17,800,000	JPY	1,692,495,200	Bank of America Securities, Inc.	111,956
06/04/2024	NZD	3,000,000	USD	1,837,623	Bank of America Securities, Inc.	6,480
06/04/2024	NZD	169,489	USD	103,597	UBS	588
06/05/2024	NZD	2,600,000	USD	1,600,607	Bank of America Securities, Inc.	(2,384)
06/05/2024	NZD	169,563	USD	103,692	UBS	539
06/20/2024	NZD	108,653,000	USD	66,106,648	Bank of America Securities, Inc.	682,550
06/20/2024	NZD	5,828,281	USD	3,481,149	UBS	101,506
06/21/2024	NZD	36,928,000	USD	22,385,343	Bank of America Securities, Inc.	314,365
07/17/2024	NZD	800,000	USD	488,169	Bank of America Securities, Inc.	3,589
06/20/2024	PEN	4,828,320	USD	1,300,000	Bank of America Securities, Inc.	(4,288)
06/03/2024	PLN	1,282,916	EUR	300,000	Bank of America Securities, Inc.	97
06/04/2024	PLN	1,354,979	EUR	317,272	Bank of America Securities, Inc.	(370)
06/20/2024	PLN	125,290,383	EUR	29,014,377	Bank of America Securities, Inc.	286,563
07/10/2024	PLN	7,246,796	EUR	1,700,000	Bank of America Securities, Inc.	(9,332)
06/03/2024	PLN	1,970,635	USD	501,756	Bank of America Securities, Inc.	(1,540)
06/04/2024	PLN	1,963,590	USD	500,000	Bank of America Securities, Inc.	(1,577)
06/13/2024	PLN	113,430,000	USD	27,701,475	Bank of America Securities, Inc.	1,087,679
07/10/2024	PLN	42,324,798	USD	10,800,000	Bank of America Securities, Inc.	(61,346)
06/03/2024	SEK	3,433,077	EUR	298,922	Bank of America Securities, Inc.	1,882
06/04/2024	SEK	4,000,000	EUR	349,556	Bank of America Securities, Inc.	817
06/20/2024	SEK	303,480,768	EUR	26,657,807	Bank of America Securities, Inc.	(84,252)
06/03/2024	SEK	13,575,347	NOK	13,500,000	Bank of America Securities, Inc.	3,875
07/10/2024	SEK	143,589,840	NOK	142,500,000	Bank of America Securities, Inc.	82,033
06/03/2024	SEK	39,329,290	USD	3,703,287	Bank of America Securities, Inc.	34,387
06/04/2024	SEK	57,299,086	USD	5,435,999	Bank of America Securities, Inc.	9,708
06/13/2024	SEK	38,450,000	USD	3,517,258	Bank of America Securities, Inc.	138,704
06/20/2024	SEK	205,979,751	USD	19,401,182	Bank of America Securities, Inc.	191,196
06/20/2024	SEK	36,069,504	USD	3,311,171	UBS	119,687
06/20/2024	SGD	5,935,874	USD	4,400,000	Bank of America Securities, Inc.	(2,644)
07/10/2024	SGD	1,619,988	USD	1,200,000	Bank of America Securities, Inc.	1,297
06/20/2024	THB	56,393,673	USD	1,550,000	Bank of America Securities, Inc.	(14,655)
06/03/2024	TRY	500,000	USD	15,521	Bank of America Securities, Inc.	(45)
06/20/2024	TRY	39,500,000	USD	1,152,766	Bank of America Securities, Inc.	51,098
06/20/2024	TWD	48,485,179	USD	1,500,000	Bank of America Securities, Inc.	116
06/03/2024	USD	51,020,399	AUD	76,926,931	Bank of America Securities, Inc.	(167,257)
06/03/2024	USD	292,691	AUD	442,774	UBS	(1,933)
06/04/2024	USD	1,462,027	AUD	2,203,197	Bank of America Securities, Inc.	(4,036)
06/04/2024	USD	268,936	AUD	405,509	UBS	(899)
06/13/2024	USD	17,147,848	AUD	25,957,000	Bank of America Securities, Inc.	(129,250)
06/20/2024	USD	58,052,582	AUD	88,417,000	Bank of America Securities, Inc.	(810,819)
06/20/2024	USD	18,657,153	AUD	28,418,403	UBS	(262,329)
06/21/2024	USD	20,209,729	AUD	30,662,000	Bank of America Securities, Inc.	(204,049)
07/10/2024	USD	2,979,618	AUD	4,500,000	Bank of America Securities, Inc.	(18,061)
06/04/2024	USD	4,548,611	BRL	23,853,408	Bank of America Securities, Inc.	7,613
06/20/2024	USD	23,100,000	BRL	119,226,854	Bank of America Securities, Inc.	442,774
07/02/2024	USD	2,400,000	BRL	12,407,158	Bank of America Securities, Inc.	45,299
06/03/2024	USD	73,903,371	CAD	100,966,439	Bank of America Securities, Inc.	(179,862)
06/03/2024	USD	358,927	CAD	491,075	UBS	(1,395)
06/13/2024	USD	62,936,699	CAD	86,630,000	Bank of America Securities, Inc.	(639,647)
06/20/2024	USD	164,063,302	CAD	224,622,594	Bank of America Securities, Inc.	(807,461)
06/20/2024	USD	8,655,448	CAD	11,816,146	UBS	(17,486)
06/21/2024	USD	37,502,063	CAD	50,612,000	Bank of America Securities, Inc.	352,586
07/10/2024	USD	18,373,397	CAD	25,100,000	Bank of America Securities, Inc.	(57,832)
07/17/2024	USD	4,714,121	CAD	6,433,980	Bank of America Securities, Inc.	(11,192)
06/03/2024	USD	41,592,690	CHF	37,878,879	Bank of America Securities, Inc.	(399,394)
06/04/2024	USD	41,887,588	CHF	37,888,568	Bank of America Securities, Inc.	(119,924)
06/13/2024	USD	213,345,302	CHF	193,581,000	Bank of America Securities, Inc.	(1,505,824)
06/20/2024	USD	100,343,571	CHF	90,715,866	Bank of America Securities, Inc.	(424,037)
06/21/2024	USD	46,591,187	CHF	41,090,000	Bank of America Securities, Inc.	942,773
07/10/2024	USD	413,738	CHF	375,000	Bank of America Securities, Inc.	(3,802)
06/10/2024	USD	800,000	CLP	737,964,000	Bank of America Securities, Inc.	(3,706)
06/13/2024	USD	200,000	CLP	179,470,134	Bank of America Securities, Inc.	4,552
06/17/2024	USD	800,000	CLP	733,222,680	Bank of America Securities, Inc.	1,560
06/21/2024	USD	8,850,000	CLP	8,303,013,036	Bank of America Securities, Inc.	(190,861)
06/24/2024	USD	100,000	CLP	89,475,170	Bank of America Securities, Inc.	2,579
06/03/2024	USD	1,000,000	CNH	7,252,903	Bank of America Securities, Inc.	1,375
06/04/2024	USD	1,268,875	CNH	9,217,564	Bank of America Securities, Inc.	(375)
06/20/2024	USD	36,052,693	CNH	259,337,009	Bank of America Securities, Inc.	294,745
07/10/2024	USD	22,500,000	CNH	163,074,821	Bank of America Securities, Inc.	(19,585)
06/06/2024	USD	600,000	COP	2,357,147,398	Bank of America Securities, Inc.	(9,508)
06/07/2024	USD	300,000	COP	1,149,647,052	Bank of America Securities, Inc.	2,777
06/11/2024	USD	137,103	COP	535,991,406	Bank of America Securities, Inc.	(1,366)
06/14/2024	USD	137,103	COP	531,168,556	Bank of America Securities, Inc.	(43)
06/17/2024	USD	200,000	COP	774,846,368	Bank of America Securities, Inc.	48
06/24/2024	USD	100,000	COP	384,731,684	Bank of America Securities, Inc.	848
06/03/2024	USD	88,994,387	EUR	82,431,267	Bank of America Securities, Inc.	(457,720)
06/03/2024	USD	528,357	EUR	489,115	UBS	(2,417)
06/04/2024	USD	85,961,208	EUR	79,431,439	Bank of America Securities, Inc.	(238,910)
06/04/2024	USD	346,211	EUR	319,595	UBS	(618)
06/13/2024	USD	222,698,489	EUR	207,880,000	Bank of America Securities, Inc.	(2,986,592)
06/20/2024	USD	94,958,966	EUR	88,161,000	Bank of America Securities, Inc.	(785,043)
06/20/2024	USD	4,320,185	EUR	3,991,667	UBS	(14,818)
06/21/2024	USD	17,953,735	EUR	16,516,000	Bank of America Securities, Inc.	16,286
07/17/2024	USD	433,159	EUR	400,000	Bank of America Securities, Inc.	(1,808)
06/03/2024	USD	261,310,437	GBP	205,618,185	Bank of America Securities, Inc.	(701,994)
06/04/2024	USD	1,635,762	GBP	1,285,276	Bank of America Securities, Inc.	(2,033)
06/04/2024	USD	102,305	GBP	80,355	UBS	(90)
06/13/2024	USD	9,945,885	GBP	7,984,000	Bank of America Securities, Inc.	(228,425)
06/20/2024	USD	52,085,910	GBP	41,573,000	Bank of America Securities, Inc.	(893,969)
06/20/2024	USD	3,948,093	GBP	3,137,508	UBS	(50,291)
06/21/2024	USD	32,561,251	GBP	25,846,000	Bank of America Securities, Inc.	(376,588)
07/17/2024	USD	763,233	GBP	600,000	Bank of America Securities, Inc.	(1,500)
06/20/2024	USD	4,250,000	IDR	68,975,773,561	Bank of America Securities, Inc.	6,438
06/28/2024	USD	4,400,000	IDR	70,520,229,000	Bank of America Securities, Inc.	61,907
06/04/2024	USD	100,000	ILS	371,501	Bank of America Securities, Inc.	(292)
06/20/2024	USD	5,950,000	ILS	22,113,171	Bank of America Securities, Inc.	(23,516)
07/10/2024	USD	4,900,000	ILS	18,176,643	Bank of America Securities, Inc.	(14,266)
06/03/2024	USD	5,582,985	INR	466,331,663	Bank of America Securities, Inc.	(3,247)
06/06/2024	USD	1,000,000	INR	83,541,439	Bank of America Securities, Inc.	(661)
06/10/2024	USD	14,879,245	INR	1,243,750,472	Bank of America Securities, Inc.	(16,523)
06/13/2024	USD	8,500,000	INR	710,406,200	Bank of America Securities, Inc.	(7,344)
06/14/2024	USD	8,402,203	INR	702,246,296	Bank of America Securities, Inc.	(7,150)
06/18/2024	USD	10,435,567	INR	872,407,140	Bank of America Securities, Inc.	(10,091)
06/20/2024	USD	2,800,000	INR	233,892,584	Bank of America Securities, Inc.	(301)
06/24/2024	USD	6,236,402	INR	519,895,651	Bank of America Securities, Inc.	12,711
06/28/2024	USD	23,725,828	INR	1,976,459,564	Bank of America Securities, Inc.	68,634
07/03/2024	USD	34,832	INR	2,904,371	Bank of America Securities, Inc.	74
07/05/2024	USD	8,367,371	INR	697,732,476	Bank of America Securities, Inc.	17,835
06/03/2024	USD	90,941,936	JPY	14,315,706,100	Bank of America Securities, Inc.	(127,984)
06/04/2024	USD	91,594,071	JPY	14,347,109,570	Bank of America Securities, Inc.	310,763
06/13/2024	USD	297,500,664	JPY	45,720,200,000	Bank of America Securities, Inc.	6,197,685
06/20/2024	USD	141,063,046	JPY	21,783,342,823	Bank of America Securities, Inc.	2,116,884
06/20/2024	USD	2,886,509	JPY	445,449,948	UBS	45,184
06/21/2024	USD	47,399,979	JPY	6,932,708,000	Bank of America Securities, Inc.	3,172,285
07/10/2024	USD	9,946,625	JPY	1,550,000,000	Bank of America Securities, Inc.	28,711
07/17/2024	USD	46,246	JPY	7,211,444	Bank of America Securities, Inc.	53
06/10/2024	USD	20,900,000	KRW	28,528,076,596	Bank of America Securities, Inc.	284,378
06/20/2024	USD	29,500,000	KRW	40,002,477,761	Bank of America Securities, Inc.	575,667
06/24/2024	USD	7,100,000	KRW	9,650,334,018	Bank of America Securities, Inc.	120,572
06/28/2024	USD	5,800,000	KRW	7,867,914,020	Bank of America Securities, Inc.	108,350
07/03/2024	USD	12,300,000	KRW	16,911,262,374	Bank of America Securities, Inc.	62,975
06/20/2024	USD	7,720,805	MXN	131,455,942	Bank of America Securities, Inc.	(2,014)
06/21/2024	USD	20,422,504	MXN	339,606,000	Bank of America Securities, Inc.	474,501
06/03/2024	USD	3,914,561	NOK	41,265,244	Bank of America Securities, Inc.	(17,138)
06/03/2024	USD	284,368	NOK	3,016,687	UBS	(3,058)
06/04/2024	USD	946,230	NOK	9,929,028	Bank of America Securities, Inc.	182
06/20/2024	USD	34,354,574	NOK	374,625,171	Bank of America Securities, Inc.	(1,354,766)
06/20/2024	USD	4,118,152	NOK	43,961,356	UBS	(72,252)
07/10/2024	USD	10,600,000	NOK	112,172,585	Bank of America Securities, Inc.	(97,805)
06/04/2024	USD	1,830,401	NZD	3,000,000	Bank of America Securities, Inc.	(13,702)
06/04/2024	USD	103,632	NZD	169,489	UBS	(553)
06/05/2024	USD	103,857	NZD	169,563	UBS	(373)
06/20/2024	USD	69,367,538	NZD	116,023,000	Bank of America Securities, Inc.	(1,952,011)
06/20/2024	USD	3,904,333	NZD	6,442,511	UBS	(55,891)
06/21/2024	USD	22,172,324	NZD	36,928,000	Bank of America Securities, Inc.	(527,385)
07/10/2024	USD	10,365,818	NZD	17,000,000	Bank of America Securities, Inc.	(84,070)
07/17/2024	USD	919,469	NZD	1,500,000	Bank of America Securities, Inc.	(2,577)
06/20/2024	USD	3,250,000	PEN	12,186,074	Bank of America Securities, Inc.	(20,215)
06/20/2024	USD	4,150,000	PHP	239,448,015	Bank of America Securities, Inc.	60,233
06/28/2024	USD	1,500,000	PHP	86,466,340	Bank of America Securities, Inc.	23,438
06/03/2024	USD	500,000	PLN	1,976,534	Bank of America Securities, Inc.	(1,713)
06/03/2024	USD	3,706,968	SEK	39,294,499	Bank of America Securities, Inc.	(27,399)
06/20/2024	USD	37,734,602	SEK	409,474,549	Bank of America Securities, Inc.	(1,213,790)
06/20/2024	USD	1,906,016	SEK	20,284,644	UBS	(23,419)
07/10/2024	USD	11,200,000	SEK	119,430,304	Bank of America Securities, Inc.	(171,748)
06/20/2024	USD	12,700,000	SGD	17,211,143	Bank of America Securities, Inc.	(50,191)
06/20/2024	USD	8,750,000	THB	321,932,945	Bank of America Securities, Inc.	(14,778)
06/03/2024	USD	15,517	TRY	500,000	Bank of America Securities, Inc.	42
06/20/2024	USD	498,188	TRY	18,000,000	Bank of America Securities, Inc.	(50,409)
07/10/2024	USD	8,700,000	TRY	292,052,884	Bank of America Securities, Inc.	(28,920)
06/13/2024	USD	5,800,000	TWD	187,856,200	Bank of America Securities, Inc.	(7,562)
06/20/2024	USD	8,650,000	TWD	280,409,124	Bank of America Securities, Inc.	(25,768)
06/28/2024	USD	3,100,000	TWD	99,584,121	Bank of America Securities, Inc.	16,078
07/03/2024	USD	300,000	TWD	9,732,099	Bank of America Securities, Inc.	(1,557)
07/05/2024	USD	300,000	TWD	9,746,700	Bank of America Securities, Inc.	(2,080)
06/04/2024	USD	212,707	ZAR	4,000,000	Bank of America Securities, Inc.	(161)
06/20/2024	USD	2,537,917	ZAR	47,570,996	Bank of America Securities, Inc.	9,783
07/10/2024	USD	2,800,000	ZAR	52,327,867	Bank of America Securities, Inc.	23,849
06/04/2024	ZAR	19,023,113	USD	1,012,834	Bank of America Securities, Inc.	(482)
06/13/2024	ZAR	20,000	USD	1,046	Bank of America Securities, Inc.	18
06/20/2024	ZAR	209,640,052	USD	11,347,321	Bank of America Securities, Inc.	(206,120)
Total Unrealized Appreciation (Depreciation)						$6,506,179

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	2,099,707,452	–	–	2,099,707,452
Total Investments	2,099,707,452	–	–	2,099,707,452

Other Financial Instruments*:
Futures	143,490,107	–	–	143,490,107
Forwards	–	35,167,980	–	35,167,980
Total Other Financial Instruments	143,490,107	35,167,980	–	178,658,087

Liabilities:
Other Financial Instruments*:
Futures	(102,614,323)	–	–	(102,614,323)
Forwards	–	(28,661,801)	–	(28,661,801)
Total Other Financial Instruments	(102,614,323)	(28,661,801)	–	(131,276,124)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Consolidated Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.